FINANCIAL INVESTORS TRUST

ALPS Global Opportunity Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunity Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

RiverFront Asset Allocation Growth & Income

(the “Funds”)

SUPPLEMENT DATED JANUARY 16, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2023, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Kotak India ESG Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 16, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2023, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

The Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 16, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2023, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Emerald Finance and Banking Innovation Fund

Emerald Growth Fund

Emerald Insights Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 16, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2023, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 16, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2023, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

SUPPLEMENT DATED JANUARY 16, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2023, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.